Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and contingencies [Abstract]
Future Minimum Contracted Lease Payments
The following table sets forth the future minimum contracted lease payments (gross of charterers’ commissions), based on vessels’ commitments to non-cancelable fixed time charter contracts as of June 30, 2022. The calculation does not include any assumed off-hire days.

Twelve-month period ending June 30,	Amount
2023	$44,239,748
Total	$44,239,748